Quarterly Holdings Report
for
Fidelity Managed Retirement 2030 Fund℠
October 31, 2021
R97-NPRT1-1221
1.9895838.102
Domestic Equity Funds - 28.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	115,251	1,988,084
Fidelity Series Commodity Strategy Fund (a)	223,805	955,648
Fidelity Series Large Cap Growth Index Fund (a)	66,115	1,278,004
Fidelity Series Large Cap Stock Fund (a)	71,317	1,384,978
Fidelity Series Large Cap Value Index Fund (a)	166,014	2,674,493
Fidelity Series Small Cap Opportunities Fund (a)	44,082	662,990
Fidelity Series Value Discovery Fund (a)	56,255	978,278
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,695,663)		9,922,475

International Equity Funds - 25.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	39,439	582,516
Fidelity Series Emerging Markets Fund (a)	29,753	336,503
Fidelity Series Emerging Markets Opportunities Fund (a)	122,756	3,030,841
Fidelity Series International Growth Fund (a)	63,828	1,309,118
Fidelity Series International Index Fund (a)	43,805	549,752
Fidelity Series International Small Cap Fund (a)	19,428	468,601
Fidelity Series International Value Fund (a)	111,612	1,296,931
Fidelity Series Overseas Fund (a)	89,467	1,305,319
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,866,155)		8,879,581

Bond Funds - 41.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	27,402	276,491
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	84,597	848,504
Fidelity Series Corporate Bond Fund (a)	182,535	2,024,308
Fidelity Series Emerging Markets Debt Fund (a)	20,972	192,316
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	6,384	63,454
Fidelity Series Floating Rate High Income Fund (a)	4,138	38,562
Fidelity Series Government Bond Index Fund (a)	250,153	2,649,122
Fidelity Series High Income Fund (a)	23,082	220,667
Fidelity Series Inflation-Protected Bond Index Fund (a)	163,788	1,844,250
Fidelity Series International Credit Fund (a)	558	5,558
Fidelity Series International Developed Markets Bond Index Fund (a)	42,209	413,653
Fidelity Series Investment Grade Bond Fund (a)	244,103	2,851,123
Fidelity Series Investment Grade Securitized Fund (a)	190,843	1,971,404
Fidelity Series Long-Term Treasury Bond Index Fund (a)	124,966	1,063,464
Fidelity Series Real Estate Income Fund (a)	11,191	131,606
TOTAL BOND FUNDS (Cost $14,568,821)		14,594,482

Short-Term Funds - 4.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.07% (a)(b)	332,823	332,823
Fidelity Series Short-Term Credit Fund (a)	28,358	285,847
Fidelity Series Treasury Bill Index Fund (a)	92,745	927,453
TOTAL SHORT-TERM FUNDS (Cost $1,548,655)		1,546,123

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $32,679,294)	34,942,661
NET OTHER ASSETS (LIABILITIES) - 0.0%	(551)
NET ASSETS - 100.0%	34,942,110

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	281,177	5,716	-	5	1,025	276,491
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	863,393	18,036	-	(16)	3,163	848,504
Fidelity Series Blue Chip Growth Fund	1,862,770	623,024	303,623	341,615	(12,853)	(181,234)	1,988,084
Fidelity Series Canada Fund	514,259	90,837	50,146	-	(704)	28,270	582,516
Fidelity Series Commodity Strategy Fund	863,759	434,424	125,759	288,722	(34,613)	(182,163)	955,648
Fidelity Series Corporate Bond Fund	1,951,420	311,398	203,326	12,712	122	(35,306)	2,024,308
Fidelity Series Emerging Markets Debt Fund	174,766	31,405	10,736	2,061	(14)	(3,105)	192,316
Fidelity Series Emerging Markets Debt Local Currency Fund	57,998	11,087	3,373	-	(49)	(2,209)	63,454
Fidelity Series Emerging Markets Fund	315,957	49,497	30,978	-	(460)	2,487	336,503
Fidelity Series Emerging Markets Opportunities Fund	2,857,102	486,243	278,363	-	(3,766)	(30,375)	3,030,841
Fidelity Series Floating Rate High Income Fund	34,247	6,016	2,138	366	10	427	38,562
Fidelity Series Government Bond Index Fund	2,463,957	421,356	195,788	6,699	(1,846)	(38,557)	2,649,122
Fidelity Series Government Money Market Fund 0.07%	330,211	42,655	40,043	64	-	-	332,823
Fidelity Series High Income Fund	201,479	36,139	16,361	2,548	96	(686)	220,667
Fidelity Series Inflation-Protected Bond Index Fund	2,214,074	260,236	634,568	-	6,140	(1,632)	1,844,250
Fidelity Series International Credit Fund	5,637	38	-	37	-	(117)	5,558
Fidelity Series International Developed Markets Bond Index Fund	-	426,003	8,977	-	(55)	(3,318)	413,653
Fidelity Series International Growth Fund	1,224,201	180,189	118,650	-	1,823	21,555	1,309,118
Fidelity Series International Index Fund	509,083	79,198	44,709	-	(162)	6,342	549,752
Fidelity Series International Small Cap Fund	429,024	61,616	38,534	-	225	16,270	468,601
Fidelity Series International Value Fund	1,214,424	178,394	135,898	-	(1,440)	41,451	1,296,931
Fidelity Series Investment Grade Bond Fund	2,689,245	433,385	234,210	14,180	(1,473)	(35,824)	2,851,123
Fidelity Series Investment Grade Securitized Fund	1,855,329	291,742	159,216	2,431	(777)	(15,674)	1,971,404
Fidelity Series Large Cap Growth Index Fund	1,188,199	175,064	165,315	-	2,954	77,102	1,278,004
Fidelity Series Large Cap Stock Fund	1,308,066	280,852	182,688	78,536	(3,766)	(17,486)	1,384,978
Fidelity Series Large Cap Value Index Fund	2,531,380	406,521	349,461	-	(1,647)	87,700	2,674,493
Fidelity Series Long-Term Treasury Bond Index Fund	964,351	255,828	140,985	4,763	(8,478)	(7,252)	1,063,464
Fidelity Series Overseas Fund	1,227,072	174,981	132,442	-	774	34,934	1,305,319
Fidelity Series Real Estate Income Fund	121,569	19,737	9,540	2,313	(15)	(145)	131,606
Fidelity Series Short-Term Credit Fund	283,464	39,912	34,755	1,703	(95)	(2,679)	285,847
Fidelity Series Small Cap Opportunities Fund	628,267	248,331	112,013	155,343	(10,510)	(91,085)	662,990
Fidelity Series Treasury Bill Index Fund	920,675	121,512	114,734	98	-	-	927,453
Fidelity Series Value Discovery Fund	930,373	152,041	126,252	-	(429)	22,545	978,278
	31,872,358	7,474,231	4,027,333	914,191	(71,019)	(305,576)	34,942,661

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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